4. STOCK-BASED COMPENSATION (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Stock Options [Member]
Range of exercise prices	$0.27-$7.75	$0.27-$7.75
Number of shares outstanding	1,136,000	1,136,000	1,079,079	409,087
Weighted average contractual life	7 years 8 months 27 days	8 years	8 years 5 months 16 days	6 years 3 months 7 days
Weighted average exercise price	$ 0.79	$ 0.79	$ 1.43	$ 4.41
Exercisable number of shares	815,000	783,333
Exercisable weighted average exercise price	$ 0.85	$ 0.86
Option 1 [Member]
Range of exercise prices	.27	0.27
Number of shares outstanding	40,000	40,000
Weighted average contractual life	4 years 9 months 15 days	5 years 15 days
Weighted average exercise price	$ .27	$ 0.27
Exercisable number of shares	40,000	40,000
Exercisable weighted average exercise price	$ 0.27	$ 0.27
Option 2 [Member]
Range of exercise prices	.48	0.48
Number of shares outstanding	60,000	60,000
Weighted average contractual life	9 years 6 months	9 years 9 months
Weighted average exercise price	$ .48	$ 0.48
Exercisable number of shares	20,000	20,000
Exercisable weighted average exercise price	$ 0.48	$ 0.48
Option 3 [Member]
Range of exercise prices	.50	0.50
Number of shares outstanding	100,000	100,000
Weighted average contractual life	8 years 8 months 23 days	8 years 11 months 23 days
Weighted average exercise price	$ .50	$ 0.50
Exercisable number of shares	20,000	0
Exercisable weighted average exercise price	$ 0.50	$ 0.50
Option 4 [Member]
Range of exercise prices	.55	0.55
Number of shares outstanding	37,000	37,000
Weighted average contractual life	5 years 4 months 10 days	5 years 7 months 13 days
Weighted average exercise price	$ .55	$ 0.55
Exercisable number of shares	37,000	37,000
Exercisable weighted average exercise price	$ 0.55	$ 0.55
Option 5 [Member]
Range of exercise prices	.73	0.73
Number of shares outstanding	603,000	603,000
Weighted average contractual life	8 years 7 months 17 days	8 years 10 months 17 days
Weighted average exercise price	$ .73	$ 0.73
Exercisable number of shares	402,000	402,000
Exercisable weighted average exercise price	$ 0.73	$ 0.73
Option 6 [Member]
Range of exercise prices	.85	0.85
Number of shares outstanding	9,000	9,000
Weighted average contractual life	6 years 3 months 4 days	6 years 6 months 4 days
Weighted average exercise price	$ .85	$ 0.85
Exercisable number of shares	9,000	9,000
Exercisable weighted average exercise price	$ 0.85	$ 0.85
Option 7 [Member]
Range of exercise prices	.90	0.90
Number of shares outstanding	9,000	9,000
Weighted average contractual life	7 years 3 months 4 days	7 years 6 months 4 days
Weighted average exercise price	$ .90	$ 0.90
Exercisable number of shares	9,000	9,000
Exercisable weighted average exercise price	$ 0.90	$ 0.90
Option 8 [Member]
Range of exercise prices	.95	0.95
Number of shares outstanding	65,000	65,000
Weighted average contractual life	7 years 9 months 11 days	8 years 11 days
Weighted average exercise price	$ .95	$ 0.95
Exercisable number of shares	65,000	53,333
Exercisable weighted average exercise price	$ 0.95	$ 0.95
Option 9 [Member]
Range of exercise prices	1.20	1.20
Number of shares outstanding	207,800	207,800
Weighted average contractual life	5 years 5 months 1 day	5 years 8 months 1 day
Weighted average exercise price	$ 1.20	$ 1.20
Exercisable number of shares	207,800	207,800
Exercisable weighted average exercise price	$ 1.20	$ 1.20
Option 10 [Member]
Range of exercise prices	1.25	1.25
Number of shares outstanding	1,200	1,200
Weighted average contractual life	2 years 1 month 24 days	2 years 4 months 28 days
Weighted average exercise price	$ 1.25	$ 1.25
Exercisable number of shares	1,200	1,200
Exercisable weighted average exercise price	$ 1.25	$ 1.25
Option 11 [Member]
Range of exercise prices	1.35	1.35
Number of shares outstanding	1,200	1,200
Weighted average contractual life	3 years 1 month 24 days	3 years 4 months 24 days
Weighted average exercise price	$ 1.35	$ 1.35
Exercisable number of shares	1,200	1,200
Exercisable weighted average exercise price	$ 1.35	$ 1.35
Option 12 [Member]
Range of exercise prices	6.25	6.25
Number of shares outstanding	1,600	1,600
Weighted average contractual life	1 month 28 days	4 months 28 days
Weighted average exercise price	$ 6.25	$ 6.25
Exercisable number of shares	1,600	1,600
Exercisable weighted average exercise price	$ 6.25	$ 6.25
Option 13 [Member]
Range of exercise prices	7.75	7.75
Number of shares outstanding	1,200	1,200
Weighted average contractual life	1 year 1 month 28 days	1 year 4 months 28 days
Weighted average exercise price	$ 7.75	$ 7.75
Exercisable number of shares	1,200	1,200
Exercisable weighted average exercise price	$ 7.75	$ 7.75